DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)														1 Months Ended			3 Months Ended				6 Months Ended		12 Months Ended
	Jul. 29, 2022	Jul. 25, 2022 USD ($) shares	Sep. 09, 2021 USD ($)	Sep. 01, 2021 USD ($)	Aug. 16, 2021 USD ($)	Mar. 23, 2021 USD ($)	Oct. 09, 2020 USD ($)	Sep. 30, 2020	Sep. 04, 2020 USD ($) a	Aug. 14, 2020	Jun. 18, 2020 USD ($)	Jun. 11, 2020 USD ($)	Jun. 11, 2020	Oct. 31, 2022 USD ($)	Mar. 31, 2021 USD ($) shares	Feb. 28, 2021 USD ($)	Sep. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Mar. 31, 2022 USD ($) a shares	Mar. 31, 2021 USD ($) shares	Sep. 28, 2022 shares	Sep. 27, 2022 shares	Sep. 19, 2022 shares	Dec. 31, 2021 shares	Mar. 27, 2020 a
Property, Plant and Equipment [Line Items]
Cash and Cash Equivalents																	$ 579,357				$ 579,357		$ 251,050
Working interest percentage							70.00%
Revenue interest percentage							52.50%
Depletion of oil and gas properties																	71,469		$ 422,750		$ 201,957	$ 1,140,154
Present value discount, percentage																					10.00%
Net loss																	11,148,872	$ 1,986,544	$ 2,632,469	$ (1,017,766)	$ 13,135,416	$ 1,614,703
Accumulated deficit																	$ 29,814,391				$ 29,814,391		$ 16,678,975
Common stock, shares authorized | shares		42,253,521															500,000,000				500,000,000		500,000,000		500,000,000	200,000,000	505,000,000
Preferred stock, shares authorized | shares																	5,000,000				5,000,000		5,000,000		5,000,000			200,000,000
Outstanding shares percentage																					18.89%
Stated value		$ 30,000,000															$ 1				$ 1
Voting rights, description	The single authorized share of Series B is entitled to vote with the Company’s common stock as a single class on any matter brought before the stockholders, and the Series B is entitled to a number of votes equal to the greater of (A) 100,000,000 votes, or (B) 50.1% of the Company’s voting power as of the applicable date of determination. Any outstanding Series B will be automatically cancelled upon the Company applying to have its common stock listed on a national securities exchange.
Property and equipment estimated useful lives																					ten years
Business Combination, Price of Acquisition, Expected																					$ 3,000,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Business Combination, Price of Acquisition, Expected														$ 4,756,815.77
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives																					three years
Series B Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Voting rights, description	The single authorized share of Series B is entitled to vote with the Company’s common stock as a single class on any matter brought before the stockholders, and the Series B is entitled to a number of votes equal to the greater of (A) 100,000,000 votes, or (B) 50.1% of the Company’s voting power as of the applicable date of determination.
Ecoark [Member]
Property, Plant and Equipment [Line Items]
Outstanding shares percentage		100.00%
Participation Agreement [Member]
Property, Plant and Equipment [Line Items]
Compensation for services							$ 5,746,941
Working interest percentage							90.00%
Revenue interest percentage							67.50%
White River Holdings Corp [Member]
Property, Plant and Equipment [Line Items]
Area of land | a									1,600														20,000
Business acquisition, description										The Company in June 2020 previously provided for bridge financing to Rabb Resources, LTD under the $225,000 Senior Secured Convertible Promissory Note. As consideration for entering into the Asset Purchase Agreement, the Company agreed to pay Rabb Resources, LTD. A total of $3,500,000 consisting of (i) $1,500,000 in cash, net of $304,475 in outstanding amounts related to the note receivable and accrued interest receivable, and (ii) $2,000,000 payable in common stock of the Company, which based on the closing price of the common stock as of the date of the Asset Purchase Agreement equaled 102,828 shares.	the Company acquired certain energy assets from SN TMS, LLC for $500 as part of the ongoing bankruptcy reorganization of Sanchez Energy Corporation. The transaction includes the transfer of wells, active mineral leases, and drilling production materials and equipment.	the Company acquired certain energy assets from SR Acquisition I, LLC for $1,000 as part of the ongoing bankruptcy reorganization of Sanchez Energy Corporation. The transaction includes the transfer of 262 total wells in Mississippi and Louisiana, approximately 9,000 acres of active mineral leases, and drilling production materials and equipment. The 262 total wells include 57 active producing wells, 19 active disposal wells, 136 shut-ins with future utility wells, and 50 shut-in pending plugging wells. Included in the assignment are 4 wells in the Tuscaloosa Marine Shale formation.	the Company acquired certain energy assets from SR Acquisition I, LLC for $1,500 as part of the ongoing bankruptcy reorganization of Sanchez Energy Corporation. The transaction includes the transfer of 262 total wells in Mississippi and Louisiana, approximately 9,000 acres of active mineral leases, and drilling production materials and equipment. The 262 total wells include 57 active producing wells, 19 active disposal wells, 136 shut-ins with future utility wells, and 50 shut-in pending plugging wells. Included in the assignment are 4 wells in the Tuscaloosa Marine Shale formation.
Business acquisition, transactions costs											$ 500
Working capital percentage								100.00%	100.00%
Net revenue percentage									75.00%
Cash and Cash Equivalents									$ 1,500,000						$ 250,413								$ 251,050	$ 250,413
Compensation for services							$ 3,387,000
Working interest percentage							70.00%
Revenue interest percentage							52.50%
Purchase price																							$ 750,000
Consideration paid shares | shares																							68,182
Acquired additional lease															916,242	$ 916,242
Acquire working interest				$ 53,500	$ 250,000
Depletion of oil and gas properties																							$ 4,793,847	739,037
Present value discount, percentage																							10.00%
Asset impairment charges												$ 82,500											$ 772,000
Allowance for doubtful accounts															208,713								208,713	208,713
Net loss																							6,922,753	9,756,222
Working capital																							24,859,441	23,659,255
Accumulated deficit															$ 9,756,222								$ 16,678,975	$ 9,756,222
Common stock, shares authorized | shares															100,000,000								100,000,000	100,000,000
Preferred stock, shares authorized | shares															1,000								1,000	1,000
Stated value
White River Holdings Corp [Member] | Lease Agreements [Member]
Property, Plant and Equipment [Line Items]
Purchase price																							125,475
White River Holdings Corp [Member] | Lease Agreement One [Member]
Property, Plant and Equipment [Line Items]
Purchase price																							312,261
White River Holdings Corp [Member] | Lease Agreement Two [Member]
Property, Plant and Equipment [Line Items]
Purchase price																							312,264
White River Holdings Corp [Member] | Ecoark Holdings [Member]
Property, Plant and Equipment [Line Items]
Purchase price																							$ 750,000
Consideration paid shares | shares																							68,000
Common stock, shares authorized | shares															100,000,000								100,000,000	100,000,000
White River Holdings Corp [Member] | Ecoark Holdings [Member] | Lease Agreements [Member]
Property, Plant and Equipment [Line Items]
Purchase price																							$ 125,474
White River Holdings Corp [Member] | Ecoark Holdings [Member] | Lease Agreement One [Member]
Property, Plant and Equipment [Line Items]
Purchase price																							312,264
White River Holdings Corp [Member] | Ecoark Holdings [Member] | Lease Agreement Two [Member]
Property, Plant and Equipment [Line Items]
Purchase price																							$ 312,262
White River Holdings Corp [Member] | Participation Agreement [Member]
Property, Plant and Equipment [Line Items]
Compensation for services							$ 5,746,941
Working interest percentage							90.00%
Revenue interest percentage							67.50%
Acquired additional lease															$ 916,242	$ 916,242
White River Holdings Corp [Member] | Asset Purchase Agreements [Member]
Property, Plant and Equipment [Line Items]
Working capital percentage								61.00%
Banner Midstream Corp [Member] | White River Holdings Corp [Member]
Property, Plant and Equipment [Line Items]
Area of land | a																													30,000
White River Holdings Corp [Member] | Series A Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
New issues | shares		1,200
Norr LLC [Member]
Property, Plant and Equipment [Line Items]
Issued for services per month						$ 1,000
Treehouse Company Inc [Member] | Stock Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent			80.00%
Stock purchase price			$ 200,000